1933 Act File No. 2-10638

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
                           Pre-Effective Amendment No.
                       Post-Effective Amendment No. 84          [X]
                        (Check appropriate box or boxes)

                        LORD ABBETT AFFILIATED FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (212) 848-1800
                        (Area Code and Telephone Number)

                                767 FIFTH AVENUE
                               NEW YORK, NY 10153
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                       LAWRENCE H. KAPLAN, VICE PRESIDENT
                                767 FIFTH AVENUE
                               NEW YORK, NY 10153
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST WITH PAR
   VALUE OF $0.001. NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF
    SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL
           YEAR ENDED OCTOBER 31, 1998 WAS FILED ON JANUARY 29, 1999.

THIS FILING WILL BECOME EFFECTIVE ON NOVEMBER 4, 1999, PURSUANT TO RULE 485(B).

                        LORD ABBETT AFFILIATED FUND, INC.


                              CROSS REFERENCE SHEET
           (Pursuant to Rule 481(a) under the Securities Act of 1933)

         N-14 ITEM NO. AND CAPTION                          LOCATION IN PROSPECTUS
PART A

1.       Beginning of Registration Statement and          Facing Page of Registration Statement; Front
         Outside Front Cover Page of Prospectus           Cover Page of Prospectus

2.       Beginning and Outside Back Cover Page            Table of Contents
         of Prospectus

3.       Synopsis Information and Risk Factors            Summary; Comparisons of Some Important Features

4.       Information About the Transaction                Summary; Reasons for the Merger; Information
                                About the Merger

5.       Information About the Registrant                 Prospectus Cover Page; Summary; Comparisons of
                                                          Some Important Features; Comparison of
                                                          Investment Goals and Policies; Information
                                                          About Affiliated Fund; Information About Real
                                                          Silk

6.       Information About the Company Being              Prospectus Cover Page; Summary; Comparisons of
         Acquired                                         Some Important Features; Comparison of
                                                          Investment Goals and Policies; Information
                                                          About Affiliated Fund; Information About Real
                                                          Silk

7.       Voting Information                               Prospectus Cover Page; Notice of Special
                                                          Shareholders Meeting; Voting Information;
                                                          Principal Holders of Shares

8.       Interest of Certain Persons and Experts          None

9.       Additional Information Required for              Not Applicable
         Reoffering by Persons Deemed to be
         Underwriters

PART B

10.      Cover Page                                       Cover Page of Statement of Additional
                                                          Information

11.      Table of Contents                                Not Applicable

12.      Additional Information About the                 Incorporation of Documents by Reference in the
         Registrant                                       Statement of Additional Information


13.      Additional Information About the                 Incorporation of Documents by Reference in the
         Company Being Acquired                           Statement of Additional Information

14.      Financial Information                            Incorporation of Documents by Reference in the
                                                          Statement of Additional Information


PART C -- OTHER INFORMATION

Part C contains the information required by Items 15-17 as set forth in the form.

PART C.  OTHER INFORMATION

Item 15.          Indemnification

                  Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of the directors and officers. Since Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

                  The general effect of these statutes is to protect officers, directors and employees of Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of Registrant, without limiting the authority of Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above- mentioned Section 2-418 of Maryland law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

                  In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both
                  Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940, Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable to Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940 Act) of Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, Registrant will make advances of attorneys' fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities

                  (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  In addition, Registrant maintains a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 16.          Exhibits

                  (1) Articles of Incorporation, Articles Supplementary. Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on March 2, 1998.

                  (2) By-Laws. Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on December 18, 1998.

                  (3) Voting Trust Agreement affecting more than 5 percent of any class of the registrant. Not applicable.

                  (4) Agreement of Acquisition, Reorganization, or Merger. Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statment on Form N-14 filed on October 19, 1999. Amendment filed herewith.

                  (5) Specimens of security being registered. Incorporated by reference to Post-Effective Amendment No.83 to the Registration Statement on Form N-14 filed on October 19, 1999.

                  (6) Investment Advisory Contracts, Management Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Lord Abbett Equity Fund, Inc. (File No. 811-6033).

                  (7)   Underwriting Contracts. Incorporated by reference.

                  (8) Bonus or Profit Sharing Contracts. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of Lord Abbett Securities Trust (File No. 811-7538).

                  (9)   Custodian Agreements. Incorporated by reference.

                  (10) Rule 12b-1 Plan. Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of Lord Abbett Bond-Debenture Fund, Inc. (File No. 811-2145).

                  (11)  Consent to Legal Opinion. To Be Filed.

                  (12) Consent of Independent Auditors. Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on April 30, 1999.

                  (13)  Other Contracts. Not applicable.

                  (14)  Other Opinions. Not applicable.

                  (15)  Omitted Financial Statements. Incorporated by reference.

                  (16) Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed on April 30, 1999.

                  OTHER EXHIBITS:
                  ---------------

                  (17) Financial Data Schedule. Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on April 30, 1999.

                  (18) Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of Lord Abbett Bond-Debenture Fund, Inc. (File No. 811-2145).

Item 17.          Undertakings

                  (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(C) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) The undersigned registrant agrees to file a copy of the tax opinion required to be filed as an exhibit to the registration statement by Item 16(12) of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                   SIGNATURES
                                   ----------


                         Pursuant to the requirements of the Securities Act of
                  1933 and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on behalf of the registrant, in the City of New York, and State of New York, on the 4th day of November, 1999.

                  LORD ABBETT AFFILIATED FUND, INC.
                  ---------------------------------
                          Registrant
                                                    BY: /s/ Lawrence H. Kaplan
                                                            Lawrence H. Kaplan
                                                             Vice President

           As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                             Title                          Date
----------                             -----                          ----

                                Chairman, President
/s/Robert S. Dow*                and Director/Trustee        November 4, 1999
----------------------------   -----------------------       -------------------
Robert S. Dow

/s/ E. Thayer Bigelow*          Director/Trustee             November 4, 1999
----------------------------   -----------------------       -------------------
E. Thayer Bigelow

/s/William H. T. Bush*          Director/Trustee             November 4, 1999
----------------------------   ----------------------        -------------------
William H. T. Bush

/s/Robert B. Calhoun, Jr*.      Director/Trustee             November 4, 1999
----------------------------   ----------------------        -------------------
Robert B. Calhoun, Jr.

/s/Stewart S. Dixon*            Director/Trustee             November 4, 1999
----------------------------   -----------------------       -------------------
Stewart S. Dixon

/s/John C. Jansing*             Director/Trustee             November 4, 1999
----------------------------   -----------------------       -------------------
John C. Jansing

/s/C. Alan MacDonald*           Director/Trustee             November 4, 1999
----------------------------   ------------------------      -------------------
C. Alan MacDonald

/s/Hansel B. Millican, Jr*.     Director/Trustee             November 4, 1999
----------------------------   ------------------------      -------------------
Hansel B. Millican, Jr.

/s/Thomas J. Neff*              Director/Trustee             November 4, 1999
----------------------------   ------------------------      -------------------
Thomas J. Neff

/s/Donna M. McManus             Treasurer                    November 4, 1999
----------------------------   ------------------------      -------------------
Donna M. McManus                Treasurer


*BY:     /s/ Lawrence H. Kaplan
         -------------------------
         Lawrence H. Kaplan
         Attorney-in-Fact

                                       4


              Amendment No. 1 to the Agreement and Plan of Merger
                                     between
                     Real Silk Investments, Incorporated and Lord Abbett
                              Affiliated Fund, Inc.


         Amendment No. 1 (this "Amendment") dated November 4, 1999 to the Agreement and Plan of Merger dated July 8, 1999 Between Real Silk Investments, Incorporated and Lord Abbett Affiliated Fund, Inc. (the "Merger
Agreement"). Capitalized terms used herein and not defined herein shall have the meanings ascribed thereto in the Merger Agreement.

         Whereas, the Parties desire to amend the Merger Agreement to (i) allow Affiliated Fund to deliver Affiliated Fund Common Shares to the Exchange Agent through an account statement evidencing a book entry in Affiliated Fund's shareholder records and (ii) change the law firm which will render the legal opinion required by Section 6.2.7 of the Merger Agreement.

         Now, Therefore, for and in consideration of the mutual covenants and agreement hereinafter set forth, the Parties agree as follows:

1.       Section 2.7.1 shall be restated in its entirety as follows:

         Section 2.7.1 Immediately after the Effective Time, (A) the Buyer shall furnish to Peoples Bank & Trust Company, a commercial bank organized under the laws of the State of Indiana (the "Exchange Agent") stock certificates or, in the case of securities held by book entry, account statements, which in the aggregate represent that number of Buyer Shares equal to the product of (i) the Conversion Ratio times (ii) the number of outstanding Target Shares (other than any Dissenting Shares and Buyer-owned Shares) and (B) the Buyer shall cause the Exchange Agent to mail a letter of transmittal (with instructions for its use) in form and substance mutually agreeable to the Parties to this Agreement, to each record holder of outstanding Target Shares for the holder to use in surrendering the certificates which represented his, her or its Target Shares. Upon delivery to the Exchange Agent of the Target Shares in accordance with the terms in the letter of transmittal, the Target Shares shall be exchanged for: (i) a certificate, or an account statement in the name of the Real Silk Stockholder, in the case of securities held by book entry, representing the number of Buyer Shares to which Real Silk Stockholder is entitled to have immediate possession, which the Exchange Agent shall deliver to the Real Silk Stockholder, and (ii) a certificate, or an account statement in the name of the Escrow Agent on behalf of the Real Silk Stockholder, in the case of securities held by book entry, representing the number of Buyer Shares subject to the Escrow Agreement, which the Exchange Agent shall deliver to the Escrow Agent.

2. Section 6.2.7 shall be amended by replacing the law firm "Debevoise & Plimpton" in the first line thereof with the law firm "Wilmer, Cutler & Pickering" which shall render the opinion of counsel referred to in such section.

3. Except to the extent specifically amended by this Amendment, the Merger Agreement shall remain in full force and effect.

4. This Amendment may be executed in one or more counterparts, each of which shall be deemed an original but all of which together shall constitute one and the same instrument.

         IN WITNESS WHEREOF, the Parties have executed this Amendment as of the date first above written.

LORD ABBETT AFFILIATED FUND, INC.   REAL SILK INVESTMENTS, INCORPORATED

By:_________________________________                 By:_______________________
         Robert S. Dow
         Chairman of the Board of Directors